UNITED STATES

			SECURITIES AND EXCHANGE COMMISSION

			     Washington, D,C.  20549

        			    Form 13F

			       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2002

Check here if Amendment	[	];	Amendment Number:  __________________

This Amendment (Check only one):	[	] is a restatement.
					[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		McRae Capital Management, Inc.
Address:	100 Campus Drive, Suite 115
		Florham Park, NJ  07932-1006

Form 13F File Number: 	28-1032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:		Phyllis Stoeckler
Title:		Vice President & Treasurer
Phone:		(973) 966-6475

Signature, Place, and Date of Signing:

	   Phyllis Stoeckler	     Florham Park, NJ		   August 6, 2002
      ------------------------	   ---------------------	   --------------
	     [signature]	  	[City, State]		      [Date]

Report Type (Check only one):

[X]	13F HOLDINGS REPORT (Check here if all holdings of this reporting
	manager are reported in this report)

[ ]	13F NOTICE (Check here if no holdings reported are in this report,
	and all holidngs are reported by other reporting manager(s))

[ ]	13F COMBINATION REPORT (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

				   UNITED STATES

			SECURITIES AND EXCHANGE COMMISSION

			     Washington, D,C.  20549

        			     Form 13F

			      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			None

Form 13F Information Table Entry Total:			61 Data Records

Form 13F Information Table Value Total:			$136,595 (X$1,000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

	None

McRAE CAPITAL MANAGEMENT, INC.
FORM 13F
JUNE 30, 2002




             			                         Form 13 F Information Table

                                  TITLE   CUSIP        VALUE       SHARES/    SH/ PUT  INVSTMT	 OTHER   VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS  NUMBER      (X$1000)  PRINCIPAL AMT PRN CALL DSCRETN MANAGERS	SOLE	SHRD	NONE
------------------------------- -------- ----------- ---------  ------------- --- ---- ------- -------- ------  ------- ----
AT&T WIRELESS SERVICES INC NEW   COMMON  00209A106       46.9          10,000 SH	SOLE    1                10,000

ABBOTT LABORATORIES              COMMON  002824100      827.04         19,972 SH	SOLE    1                19,972

ALLERGAN INC                     COMMON  018490102      209.3           3,460 SH	SOLE	1                 3,460

AMERICAN INTERNATIONAL GROUP     COMMON  026874107    7,928.28        124,034 SH	SOLE    1               124,034

ANHEUSER BUSCH COS INC.          COMMON  035229103      403.49          7,803 SH	SOLE    1                 7,803

AUTOMATIC DATA PROCESSING        COMMON  053015103    1,000.79         26,838 SH	SOLE	1                26,838

BP AMOCO PLC ADS L.C.            ADR	 055622104      820.63         17,686 SH	SOLE    1                17,6863

BANK OF NEW YORK INC             COMMON  064057102    2,600.92         81,228 SH	SOLE    1                81,228

BRISTOL MYERS SQUIBB CO.         COMMON  110122108      473.12         20,193 SH	SOLE    1                20,193

CVS CORP DEL                     COMMON  126650100    3,074.05        107,484 SH	SOLE    1               107,484

CARDINAL HEALTH INC.             COMMON  14149Y108      362.88          6,300 SH	SOLE    1                 6,300

CENTER BANCORP INC.              COMMON  151408101      253.38         12,294 SH	SOLE    1                12,294

CHUBB CORPORATION                COMMON  171232101      201.16          3,100 SH	SOLE    1                 3,100

CISCO SYSTEMS INC                COMMON  17275R102      801.72         60,782 SH	SOLE    1                60,782

CITIGROUP INC                    COMMON  172967101      512.86         15,291 SH	SOLE    1                15,291

CORVIS CORP                      COMMON  221009103        9.52         17,000 SH	SOLE    1                17,000

COSTCO WHOLESALE CORP            COMMON  22160K105    3,070.3          88,050 SH	SOLE    1                88,050

DELL COMPUTER CORP.              COMMON  247025109    3,005.64        120,563 SH	SOLE    1               120,563

EMC CORP                         COMMON  268648102      794.33        105,910 SH	SOLE    1               105,910

EMERSON ELECTRIC CO.             COMMON  291011104      303             5,947 SH	SOLE    1                 5,947

EXXON MOBIL CORPORATION          COMMON  30231G102    3,311.86         90,094 SH	SOLE    1                90,094

FANNIE MAE                       COMMON  313586109   10,212.54        136,367 SH	SOLE    1               136,367

FOREST LABS INC                  COMMON  345838106    3,294.02         42,520 SH	SOLE    1                42,520

GENERAL ELECTRIC CO              COMMON  369604103    2,103.89         65,338 SH	SOLE    1                65,338

GILLETTE CO.                     COMMON  375766102      748.12         22,753 SH	SOLE    1                22,753

GLAXOSMITHKLEIN PLC ADS          ADR	 37733W105      619.76         15,690 SH	SOLE    1                15,690

GOLDMAN SACHS GROUP              COMMON  38141G104    1,826.56         24,970 SH	SOLE    1                24,970

HOME DEPOT, INC.                 COMMON  437076102      618.87         20,041 SH	SOLE    1                20,041

INTEL CORP                       COMMON  458140100    6,192.76        329,577 SH	SOLE    1               329,577

INTERNAP NETWORK SERVICES CORP   COMMON  45885A102       16	      100,000 SH	SOLE    1               100,000

INTERNATIONAL BUSINESS MACHS     COMMON  459200101      522.86          7,427 SH	SOLE    1                 7,427

JOHNSON & JOHNSON                COMMON  478160104   13,790.49        260,198 SH	SOLE    1               260,198

KING PHARMACEUTICALS INC         COMMON  495582108      708.42         33,400 SH	SOLE    1                33,400

LSI LOGIC CORP                   COMMON  502161102      133.38         17,100 SH	SOLE    1                17,100

LIBERTY MEDIA GROUP CL A         COMMON  530718105      393	       50,000 SH	SOLE    1                50,000

LOWES COMPANIES INC              COMMON  548661107    5,760.77        152,200 SH	SOLE    1               152,200

MEDTRONIC, INC.                  COMMON  585055106    1,850.81         45,812 SH	SOLE    1                45,812

MERCK & CO                       COMMON  589331107    3,622.14         73,027 SH	SOLE    1                73,027

MICROSOFT CORP.                  COMMON  594918104    4,994.24        104,090 SH	SOLE    1               104,090

NEXUS GROUP INTL INC             COMMON  653331108        2	       50,000 SH	SOLE    1                50,000

NOKIA CORP ADR                   ADR	 654902204    1,319.92        106,445 SH	SOLE    1               106,445

NUVEEN FLA INVEST QLTY MUNI FUND COMMON  670970102      234.3	       15,000 SH	SOLE    1                15,000

OMNICOM GROUP                    COMMON  681919106      202.58          3,800 SH	SOLE    1                 3,800

ORACLE CORP                      COMMON  68389X105      451.05         45,060 SH	SOLE    1                45,060
PEPSICO INC.                     COMMON  713448108    6,192.85        144,221 SH	SOLE    1               144,221

PFIZER, INC.                     COMMON  717081103   14,701.89        454,463 SH	SOLE    1               454,463

QUALCOMM INC                     COMMON  747525103      297.47         10,825 SH	SOLE    1                10,825

SAFEWAY INC                      COMMON  786514208    1,686.87         60,635 SH	SOLE    1                60,635

ST PAUL COMPANIES                COMMON  792860108      574.26         18,400 SH	SOLE    1                18,400

SCHERING PLOUGH CORP             COMMON  806605101      206.55          8,100 SH	SOLE    1                 8,100

SUN MICROSYSTEMS                 COMMON  866810104    1,330.75        339,478 SH	SOLE    1               339,478

SYSCO CORP                       COMMON  871829107    2,869.23        110,143 SH	SOLE    1               110,143

TIFFANY & CO.                    COMMON  886547108    1,492.52         60,573 SH	SOLE    1                60,573

UNITED PARCEL SERVICE            COMMON  911312106    5,747.31         87,960 SH	SOLE    1                87,960

US INTERNETWORKING INC.          COMMON  917311805         .05         50,000 SH	SOLE    1                50,000

VISHAY INTERTECHNOLOGY INC       COMMON  928298108    1,437.28         84,298 SH	SOLE    1                84,298

VODAFONE GROUP PLC               COMMON  92857W100      309.47         20,400 SH	SOLE    1                20,400

WAL-MART STORES                  COMMON  931142103    1,058.45         21,522 SH	SOLE    1                21,522

WALGREEN CO                      COMMON  931422109      236.71          6,700 SH	SOLE    1                 6,700

WASHINGTON MUTUAL INC            COMMON  939322103    3,000.29         80,200 SH	SOLE    1                80,200

WELLS FARGO & COMPANY            COMMON  949746101    5,823.12        114,493 SH	SOLE    1               114,493